Inventories and current intangible assets - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Inventory valuation reserve	£ 6	£ 7